CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock LifeSci Acquisition II Corp	Common Stock	Additional Paid-In Capital LifeSci Acquisition II Corp	Additional Paid-In Capital	Accumulated Deficit LifeSci Acquisition II Corp	Accumulated Deficit	LifeSci Acquisition II Corp	Total
Balance at the beginning at Dec. 31, 2018		$ 827		$ 941,902		$ (57,492,746)		$ (56,550,017)
Balance at the beginning (in shares) at Dec. 31, 2018		8,273,865
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)								122,560
Net loss and other comprehensive loss						(18,468,776)		$ (18,468,776)
Balance at the end at Dec. 31, 2019		$ 839		1,374,319		(75,961,522)		(74,586,364)
Balance at the end (in shares) at Dec. 31, 2019		8,396,425
Balance at the beginning at Dec. 17, 2019	$ 0		$ 0		$ 0		$ 0
Balance at the beginning (in shares) at Dec. 17, 2019	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to Sponsor	$ 216		24,784				25,000
Issuance of common stock (in shares)	2,156,250
Net loss and other comprehensive loss					(1,000)		(1,000)
Balance at the end at Jun. 30, 2020	$ 216	$ 846	24,784	1,343,750	(1,000)	(87,739,276)	24,000	(86,394,680)
Balance at the end (in shares) at Jun. 30, 2020	2,156,250	8,468,742
Balance at the beginning at Dec. 31, 2019		$ 839		1,374,319		(75,961,522)		(74,586,364)
Balance at the beginning (in shares) at Dec. 31, 2019		8,396,425
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss and other comprehensive loss						(5,749,171)		(5,749,171)
Balance at the end at Mar. 31, 2020		$ 841		1,423,669		(81,822,329)		(80,397,819)
Balance at the end (in shares) at Mar. 31, 2020		8,409,709
Balance at the beginning at Dec. 31, 2019		$ 839		1,374,319		(75,961,522)		$ (74,586,364)
Balance at the beginning (in shares) at Dec. 31, 2019		8,396,425
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)								72,317
Net loss and other comprehensive loss								$ (11,666,118)
Balance at the end at Jun. 30, 2020	$ 216	$ 846	24,784	1,343,750	(1,000)	(87,739,276)	24,000	(86,394,680)
Balance at the end (in shares) at Jun. 30, 2020	2,156,250	8,468,742
Balance at the beginning at Dec. 31, 2019		$ 839		1,374,319		(75,961,522)		$ (74,586,364)
Balance at the beginning (in shares) at Dec. 31, 2019		8,396,425
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)								164,886
Net loss and other comprehensive loss						(31,674,084)		$ (31,674,084)
Balance at the end at Dec. 31, 2020		$ 856		1,611,049		(107,747,243)		(106,135,338)
Balance at the end (in shares) at Dec. 31, 2020		2,765,097
Balance at the beginning at Mar. 31, 2020		$ 841		1,423,669		(81,822,329)		$ (80,397,819)
Balance at the beginning (in shares) at Mar. 31, 2020		8,409,709
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)								59,033
Net loss and other comprehensive loss						(5,916,947)		$ (5,916,947)
Balance at the end at Jun. 30, 2020	$ 216	$ 846	24,784	1,343,750	(1,000)	(87,739,276)	24,000	(86,394,680)
Balance at the end (in shares) at Jun. 30, 2020	2,156,250	8,468,742
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of 8,009,041 Units, net of underwriting discounts and offering expenses	$ 801		78,231,111				78,231,912
Sale of Units, net of underwriting discounts and offering expenses (in shares)	8,009,041
Sale of 3,146,454 Private Placement Warrants			2,831,809				2,831,809
Common stock subject to redemption	$ (756)		(75,525,514)				(75,526,270)
Common stock subject to redemption (in shares)	(7,552,627)
Founder Shares Forfeited	$ (15)		15
Founder Shares Forfeited (in shares)	(153,990)
Net loss and other comprehensive loss					(561,449)		(561,449)
Balance at the end at Jun. 30, 2021	$ 246	$ 1,028	5,562,205	3,663,679	(562,449)	(122,287,890)	5,000,002	(118,623,183)
Balance at the end (in shares) at Jun. 30, 2021	2,458,674	4,488,416
Balance at the beginning at Dec. 31, 2020		$ 856		1,611,049		(107,747,243)		(106,135,338)
Balance at the beginning (in shares) at Dec. 31, 2020		2,765,097
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss and other comprehensive loss						(6,825,527)		(6,825,527)
Balance at the end at Mar. 31, 2021		$ 907		2,168,412		(114,572,770)		(112,403,451)
Balance at the end (in shares) at Mar. 31, 2021		3,271,804
Balance at the beginning at Dec. 31, 2020		$ 856		1,611,049		(107,747,243)		$ (106,135,338)
Balance at the beginning (in shares) at Dec. 31, 2020		2,765,097
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)								1,723,319
Net loss and other comprehensive loss								$ (14,540,647)
Balance at the end at Jun. 30, 2021	$ 246	$ 1,028	5,562,205	3,663,679	(562,449)	(122,287,890)	5,000,002	(118,623,183)
Balance at the end (in shares) at Jun. 30, 2021	2,458,674	4,488,416
Balance at the beginning at Mar. 31, 2021		$ 907		2,168,412		(114,572,770)		$ (112,403,451)
Balance at the beginning (in shares) at Mar. 31, 2021		3,271,804
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)								1,216,612
Net loss and other comprehensive loss						(7,715,120)		$ (7,715,120)
Balance at the end at Jun. 30, 2021	$ 246	$ 1,028	$ 5,562,205	$ 3,663,679	$ (562,449)	$ (122,287,890)	$ 5,000,002	$ (118,623,183)
Balance at the end (in shares) at Jun. 30, 2021	2,458,674	4,488,416